Subordinated Debt - Summary of Subordinated Debt (Details) ₸ in Millions, $ in Millions		12 Months Ended
	Mar. 31, 2025 USD ($)	Dec. 31, 2025 KZT (₸)	Dec. 31, 2024 KZT (₸)	Dec. 31, 2023 KZT (₸)
Disclosure of detailed information about borrowings [line items]
Maturity date	2030
Nominal interest rate	6.25%
Total debt securities	$ 650	₸ 331,992	₸ 51,050
Subordinated Debt Securities
Disclosure of detailed information about borrowings [line items]
Total debt securities		₸ 161	62,416	₸ 62,369
Third Bond Program - Fourth Issue | Subordinated Debt Securities
Disclosure of detailed information about borrowings [line items]
Currency		KZT
Maturity date		June 2025
Nominal interest rate		10.70%
Total debt securities		₸ 0	62,278
Debt Component of Preference Shares | Subordinated Debt Securities
Disclosure of detailed information about borrowings [line items]
Currency		KZT
Total debt securities		₸ 161	₸ 138